Redemption liabilities arising from preferred shares - Movement (Details) - Series A Preferred Shares - FVTPL ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Redemption liabilities arising from preferred shares
Recognition of redemption liabilities arising from issuance of preferred share	¥ 424,862
Changes in fair value of redemption liabilities	158,491
Exchange adjustments	(9,672)
At end of the year	¥ 573,681